Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investments Securities with Unrealized Losses (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule Of Fair Value And Gross Unrealized Losses [Abstract]
Unrealized Losses Total	$ 17